Variable interest entities and securitizations (Tables)	6 Months Ended
Sep. 30, 2019
Schedule of Variable Interest Entities
The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2019 and September 30, 2019:

	Consolidated VIEs	Significant unconsolidated VIEs
March 31, 2019	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,249	—	—
Asset-backed securitizations	571	70	8
Investments in securitization products	372	—	—
Investment funds	2,836	1,280	410
Trust arrangements and other	20	—	—

Total	6,048	1,350	418

	Consolidated VIEs	Significant unconsolidated VIEs
September 30, 2019	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,325	—	—
Asset-backed securitizations	544	70	9
Investments in securitization products	371	—	—
Investment funds	2,680	1,600	476
Trust arrangements and other	19	—	—

Total	5,939	1,670	485

Unconsolidated VIEs
Schedule of Variable Interest Entities
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2019 and September 30, 2019:

Assets on balance sheets related to unconsolidated VIEs:	March 31, 2019	September 30, 2019
	(in billions of yen)
Trading account assets	104	107
Investments	168	171
Loans	71	122

Total	343	400

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	March 31, 2019	September 30, 2019
	(in billions of yen)
Payables under securities lending transactions	47	47
Trading account liabilities	1	1

Total	48	48

Maximum exposure to loss (Note)	418	485

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.